Item 1. Schedule of Investments:
--------------------------------
PUTNAM OHIO TAX EXEMPT INCOME FUND

QUARTERLY PORTFOLIO HOLDINGS

02-28-05


Putnam Ohio Tax Exempt Income Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
February 28, 2005 (Unaudited)

KEY TO ABBREVIATIONS

AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
IFB -- Inverse Floating Rate Bonds
MBIA -- MBIA Insurance Company
VRDN -- Variable Rate Demand Notes

Municipal bonds and notes (96.2%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                 Rating (RAT)              Value
--------------------------------------------------------------------------------------------------------------------------------
Ohio (93.0%)
--------------------------------------------------------------------------------------------------------------------------------
                 Akron, Wtr. Wks. Rev. Bonds, MBIA
       $875,000  6s, 12/1/12                                                                     Aaa                  $1,021,571
      1,285,000  5 1/4s, 12/1/17                                                                 Aaa                   1,410,724
      1,375,000  Allen Cnty., G.O. Bonds, AMBAC, 5s, 12/1/06                                     Aaa                   1,431,595
      1,565,000  Anthony Wayne Local School Dist. G.O. Bonds (School Fac. Construction &
                 Impt.), FSA, 5 1/2s, 12/1/19                                                    Aaa                   1,726,774
      1,500,000  Brecksville-Broadview Heights, City School Dist. G.O. Bonds, FGIC, 6 1/2s,
                 12/1/16                                                                         Aaa                   1,627,200
      1,500,000  Brookville, Local School Dist. G.O. Bonds, FSA, 5s, 12/1/26                     Aaa                   1,579,110
      1,000,000  Butler Cnty., G.O. Bonds, MBIA, 5 1/4s, 12/1/20                                 Aaa                   1,105,400
                 Cincinnati, City School Dist. G.O. Bonds (Classroom Fac. Construction &
                 Impt.), FSA
      1,500,000  5s, 12/1/27                                                                     Aaa                   1,573,530
      3,000,000  5s, 12/1/06                                                                     Aaa                   3,123,480
        500,000  Cleveland, G.O. Bonds, FGIC, 5 1/4s, 8/1/23                                     Aaa                     546,115
      1,375,000  Cleveland, Muni. School Dist. G.O. Bonds, FSA, 5s, 12/1/27                      Aaa                   1,445,551
      3,000,000  Cleveland, State U. Rev. Bonds, FGIC, 5s, 6/1/29                                AAA                   3,132,990
      1,150,000  Cleveland, Urban Renewal Increment Rev. Bonds (Rock & Roll Hall of Fame),
                 6 3/4s, 3/15/18                                                                 BBB-/P                1,160,005
        500,000  Cleveland-Cuyahoga Cnty., Port. Auth. Rev. Bonds (Rock & Roll Hall of Fame),
                 FSA, 3.6s, 12/1/14                                                              Aaa                     500,340
      1,500,000  Cuyahoga Cnty., G.O. Bonds, 5s, 12/1/18                                         Aa1                   1,590,435
      1,500,000  Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32                                  Aa3                   1,643,820
      2,000,000  Cuyahoga Cnty., Hosp. VRDN (U. Hosp.), 4 1/4s, 1/1/16                           VMIG1                 2,000,000
      1,645,000  Cuyahoga Falls, G.O. Bonds, MBIA, 5s, 12/1/24                                   Aaa                   1,737,104
      1,160,000  Delaware City, School Dist. G.O. Bonds, MBIA, 5s, 12/1/20                       AAA                   1,252,777
      1,000,000  Delaware Cnty., Cap. Fac. G.O. Bonds, 6 1/4s, 12/1/16                           AA+                   1,170,030
      1,300,000  Dublin, G.O. Bonds, Ser. B, 6.4s, 12/1/14                                       Aaa                   1,542,333
      1,000,000  Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), 5 5/8s,
                 8/15/32                                                                         A2                    1,054,600
                 Franklin Cnty., G.O. Bonds
      2,170,000  5 3/8s, 12/1/20                                                                 Aaa                   2,381,835
      2,955,000  5s, 6/1/07                                                                      Aaa                   3,106,562
      2,610,000  Franklin Cnty., Rev. Bonds (OCLC Online Computer Library Ctr.), 5s, 4/15/13     A                     2,765,138
      2,000,000  Franklin Cnty., Dev. Rev. Bonds (American Chemical Society), 5.8s, 10/1/14      A                     2,190,460
      1,000,000  Franklin Cnty., Econ. Dev. Rev. Bonds (Capitol South Cmnty. Urban), 5 3/4s,
                 6/1/11                                                                          BBB-/P                1,065,070
      2,000,000  Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Svcs.), 7 1/8s,
                 7/1/29                                                                          BBB                   2,205,960
      1,350,000  Greater Cleveland Regl. Trans. Auth. G.O. Bonds (Cap. Impt.), MBIA, 5s,
                 12/1/24                                                                         Aaa                   1,434,443
      1,380,000  Greene Cnty., Swr. Syst. Rev. Bonds (Governmental Enterprise), AMBAC, 5 5/8s,
                 12/1/13                                                                         Aaa                   1,539,583
      2,000,000  Hamilton, City School Dist. G.O. Bonds, Ser. A, 5 1/2s, 12/1/24                 AA                    2,165,660
      3,000,000  Hillard, School Dist. G.O. Bonds (School Impts.), FGIC, 5 3/4s, 12/1/24         Aaa                   3,381,240
      1,800,000  Huran Cnty., Human Svcs. Rev. Bonds, MBIA, 6.55s, 12/1/20                       Aaa                   2,307,726
      1,500,000  Kent, School Dist. G.O. Bonds, FGIC, 5 3/4s, 12/1/21                            Aaa                   1,637,445
        277,081  Lake Cnty., Indl. Dev. Rev. Bonds (Madison Inn Hlth. Ctr.), 12s, 5/1/14         A-/P                    279,409
      1,000,000  Lake Ohio, School Dist. G.O. Bonds, FGIC, 5 3/4s, 12/1/21                       Aaa                   1,121,080
      1,000,000  Lakota, School Dist. Rev. Bonds, AMBAC, 7s, 12/1/10                             Aaa                   1,189,800
      1,840,000  Lorain Cnty., Elderly Hsg. Corp. Multi-Fam. Rev. Bonds (Harr Plaza & Intl.),
                 Ser. A, 6 3/8s, 7/15/19                                                         BBB+                  1,849,237
                 Lorain Cnty., Hosp. Rev. Bonds
      5,325,000  (EMH Regl. Med. Ctr.), AMBAC, 7 3/4s, 11/1/13                                   Aaa                   5,607,651
        750,000  (Catholic Hlth. Care Refurbish & Impt.), Ser. A, 5 1/4s, 10/1/33                AA-                     770,820
      1,620,000  Madeira, City School Dist. G.O. Bonds (School Impt.), MBIA, 5s, 12/1/26         Aaa                   1,713,361
      1,000,000  Marysville, Exempt Village School Dist. G.O. Bonds, MBIA, 5 1/8s, 12/1/23       Aaa                   1,128,890
      2,500,000  Mason, City School Dist. G.O. Bonds, 5.3s, 12/1/17                              Aa2                   2,724,225
      1,205,000  Massillon, Rev. Bonds (Lincoln Ctr. Phase II), AMBAC, 6.95s, 12/1/10            Aaa                   1,271,335
      2,700,000  Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med. Ctr.), Ser. A, 6 3/8s,
                 5/15/26                                                                         Baa1                  2,813,994
                 Middletown, City School Dist. G.O. Bonds (School Impt.), FGIC
      1,285,000  5s, 12/1/25                                                                     Aaa                   1,354,698
      1,080,000  5s, 12/1/24                                                                     Aaa                   1,141,808
      1,545,000  5s, 12/1/23                                                                     Aaa                   1,634,579
      1,000,000  4 3/4s, 12/1/22                                                                 Aaa                   1,038,360
      1,500,000  4 3/4s, 12/1/21                                                                 Aaa                   1,563,120
      1,265,000  Midview, School Dist. COP (School Bldg. Fac.), 5 1/4s, 11/1/17                  A                     1,358,610
      1,000,000  Montgomery Cnty., Rev. Bonds (Catholic Hlth. Initiatives), Ser. A, 5s, 5/1/32   Aa2                   1,023,560
                 Montgomery Cnty., Hlth. Syst. Rev. Bonds, Ser. B-1
      1,720,000  8.1s, 7/1/18 Prerefunded                                                        Aaa                   1,877,965
        185,000  8.1s, 7/1/18                                                                    AAA                     198,078
                 Montgomery Cnty., Hosp. Rev. Bonds
      1,500,000  (Kettering Med. Ctr.), 6 3/4s, 4/1/22                                           A3                    1,637,190
        580,000  (Grandview Hosp. & Med Ctr.), 5.6s, 12/1/11                                     BBB+                    643,759
        835,000  Northwestern, School Dist. Rev. Bonds (Wayne & Ashland Cntys. School Impt.),
                 FGIC, 7.2s, 12/1/10                                                             Aaa                     970,754
                 OH Hsg. Fin. Agcy. Rev. Bonds
      1,900,000  Ser. B, GNMA Coll., 5s, 3/1/34                                                  Aaa                   2,000,111
        895,000  (Residential Dev.), Ser. A, GNMA Coll., 4.6s, 9/1/28                            Aaa                     905,982
        400,000  OH Hsg. Fin. Agcy. Single Fam. Mtge. IFB, Ser. G, GNMA Coll., 7.14s, 3/2/23     Aaa                     412,524
         15,000  OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser. 85-A, FGIC, zero %,
                 1/15/15                                                                         Aaa                       5,669
      1,500,000  OH State Air Quality Dev. Auth. Rev. Bonds (Poll. Control), Ser. A, 5.95s,
                 5/15/29                                                                         Baa1                  1,505,040
      2,800,000  OH State Air Quality Dev. Auth. VRDN (Columbus Southern), Ser. C, 1.85s,
                 12/1/38                                                                         VMIG1                 2,800,000
      1,000,000  OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s, 5/1/29                      Baa1                  1,031,110
                 OH State Higher Ed. Fac. Comm. Rev. Bonds (John Carroll U.)
        335,000  5 1/2s, 11/15/18                                                                A2                      377,099
        420,000  5 1/2s, 11/15/17                                                                A2                      468,493
        300,000  3 1/2s, 11/15/08                                                                A2                      303,840
        500,000  3s, 11/15/07                                                                    A2                      499,085
      2,000,000  OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon College), 5.05s, 7/1/16   A2                    2,096,660
                 OH State Higher Edl. Fac. Rev. Bonds
      4,000,000  (Case Western Reserve U.), 6 1/4s, 10/1/18                                      AA-                   4,940,440
      1,000,000  (Case Western Reserve U.), 6s, 10/1/14                                          AA-                   1,177,850
      2,270,000  (Denison U.), 5 1/8s, 11/1/21                                                   AA                    2,447,786
      1,500,000  (Oberlin College), 5.12s, 10/1/24                                               AA                    1,605,720
      1,000,000  (Oberlin College), 5s, 10/1/33                                                  AA                    1,035,940
      3,000,000  (Northern U.), 4 3/4s, 5/1/19                                                   A2                    3,082,710
                 OH State Poll. Control Rev. Bonds
      3,350,000  (Standard Oil Co.), 6 3/4s, 12/1/15                                             AA+                   4,201,369
        500,000  (General Motors Corp.), 5 5/8s, 3/1/15                                          Baa2                    522,745
      1,500,000  OH State Solid Waste Mandatory Put Bonds, 4.85s, 11/1/07                        BBB                   1,553,670
      1,000,000  OH State U. Rev. Bonds, Ser. A, 5 1/8s, 12/1/31                                 Aa2                   1,045,740
        500,000  OH State Wtr. Dev. Auth. Poll. Control Fac. Mandatory Put Bonds (OH Edison
                 Co.), Ser. A, 2 1/4s, 6/1/05                                                    Baa1                    499,595
                 OH State Wtr. Dev. Auth. Solid Waste Disp. Rev. Bonds
      2,700,000  (North Star Broken Hill Steel), 6.45s, 9/1/20                                   A1                    2,804,868
      1,700,000  (Bay Shore Power Co.), Ser. A, 5 7/8s, 9/1/20                                   BB+/P                 1,712,274
      2,265,000  OH U. Gen. Recipients Athens Rev. Bonds, MBIA, 5s, 12/1/25                      Aaa                   2,393,607
      1,500,000  Powell, G.O. Bonds, FGIC, 5 1/2s, 12/1/25                                       Aaa                   1,663,230
      2,165,000  Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded Asset Pooled), Ser. A,
                 5 3/8s, 1/1/32                                                                  A2                    2,324,214
        300,000  River Valley, Local School Dist. G.O. Bonds (School Fac. Construction &
                 Impt.), FSA, 5 1/4s, 11/1/23                                                    Aaa                     343,398
      2,455,000  Rocky River, G.O. Bonds, AMBAC, 5s, 12/1/24                                     Aaa                   2,608,560
                 Sandusky Cnty., Hosp. Fac. Rev. Bonds (Memorial Hosp.)
        830,000  5.15s, 1/1/10                                                                   BBB-                    836,283
        500,000  5.15s, 1/1/08                                                                   BBB-                    503,620
        685,000  5.05s, 1/1/07                                                                   BBB-                    684,123
      1,500,000  Toledo, G.O. Bonds (Macys), Ser. A, MBIA, 6.35s, 12/1/25                        Aaa                   1,633,980
      2,925,000  Toledo, Swr. Syst. Mtge. Rev. Bonds, AMBAC, 6.2s, 11/15/12                      Aaa                   3,451,676
      1,175,000  Toledo, Wtr. Wks. Mtge. Rev. Bonds, AMBAC, 6.2s, 11/15/12                       Aaa                   1,386,571
      2,200,000  Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45s, 12/15/21   Baa2                  2,542,870
      1,100,000  Tuscarawas Cnty., Hosp. Fac. Rev. Bonds (Union Hosp.), Ser. A, 6 1/2s,
                 10/1/21                                                                         Baa1                  1,115,246
      1,000,000  Twin Valley, Cmnty. Local School Dist. Rev. Bonds, FGIC, 7.05s, 12/1/11         Aaa                   1,177,900
      1,000,000  U. of Cincinnati COP (Jefferson Ave. Residence Hall), MBIA, 5 1/8s, 6/1/28      Aaa                   1,041,010
                 U. of Cincinnati Rev. Bonds, Ser. D, AMBAC
      2,000,000  5s, 6/1/24                                                                      Aaa                   2,119,840
      1,275,000  5s, 6/1/23                                                                      Aaa                   1,357,429
                 Westerville, City School Dist. Rev. Bonds (School Impt.)
      1,610,000  6 1/4s, 12/1/09                                                                 Aa3                   1,824,468
      1,590,000  6 1/4s, 12/1/08                                                                 Aa3                   1,771,642
      3,000,000  Woodridge, School Dist. Rev. Bonds, AMBAC, 6.8s, 12/1/14                        Aaa                   3,575,640
                 Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds, FHA Insd.
        220,000  7 3/8s, 10/1/21                                                                 AAA/P                   291,977
        205,000  7 3/8s, 10/1/20                                                                 AAA/P                   272,070
        185,000  7 3/8s, 10/1/19                                                                 AAA/P                   245,526
        180,000  7 3/8s, 10/1/18                                                                 AAA/P                   238,891
        160,000  7 3/8s, 10/1/17                                                                 AAA/P                   212,347
        155,000  7 3/8s, 10/1/16                                                                 AAA/P                   205,711
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     169,327,038

Puerto Rico (2.7%)
--------------------------------------------------------------------------------------------------------------------------------
        385,000  Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 3/8s, 5/15/33            BBB                     388,973
      3,000,000  Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A, FSA, 5 7/8s, 8/1/14        Aaa                   3,364,230
      1,000,000  PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-AES),
                 6 5/8s, 6/1/26                                                                  Baa3                  1,089,490
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                                                                                                                       4,842,693

Virgin Islands (0.5%)
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      1,015,000  Tobacco Settlement Fin. Corp. Rev. Bonds, 5s, 5/15/21                           Baa3                    986,174
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                 Total Investments (cost $164,263,409) (b)                                                          $175,155,905
================================================================================================================================




Putnam Ohio Tax Exempt Income Fund - Fund 848
Interest rate swap contracts outstanding at February 28, 2005
(Unaudited)
                                                                                                                      Unrealized
                                                                                Notional         Termination       appreciation/
                                                                                  amount                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Merrill Lynch International & CO. C.V. dated
February 7, 2005 to pay quarterly the notional amount
multiplied by 3.125% and receive quarterly the notional amount
multiplied by the USD-Muni-BMA-Rate.                                         $13,000,000           8/10/2009             $89,361

Agreement with Citigroup Financial Products, Inc. dated
February 7, 2005 to receive  quarterly the notional amount
multiplied by 3.935% and pay quarterly the  notional amount
multiplied by the USD-Muni-BMA-Rate.                                           4,000,000           8/10/2030            (152,786)

Agreement with Citibank, N.A. dated December 14, 2004 to
receive quarterly the notional amount multiplied by 3.13% and pay quarterly the notional amount multiplied by the Bond Market
Association Municipal Swap Index.                                              7,000,000           3/17/2010             $54,509

Agreement with Citibank, N.A. dated December 14, 2004 to
receive quarterly the notional amount multiplied by 4.106% and pay quarterly the notional amount multiplied by the Bond Market
Association Municipal Swap Index.                                              4,000,000           3/17/2025              $5,666
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          (3,250)
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $182,003,714.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 28, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $164,263,409, resulting in gross unrealized appreciation and depreciation of $11,220,480 and $327,984, respectively, or net unrealized appreciation of $10,892,496.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at February 28, 2005.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at February 28, 2005.

The fund had the following industry group concentrations greater than 10% at February 28, 2005 (as a percentage of net assets):

Education                          17.0%
Healthcare                         13.7
Utilities                          10.8

The fund had the following insurance concentrations greater than 10% at February 28, 2005 (as a percentage of net assets):

AMBAC                              14.0%
FGIC                               12.1

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: April 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: April 27, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: April 27, 2005